INTERIM CONDENSED STATEMENT OF CASH FLOWS - USD ($)	7 Months Ended	9 Months Ended	10 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (37,086)	$ (396,276)	$ (77,202)
Items not affecting cash
Accretion expense on convertible debts	0	71,724	0
Financing fees	0	26,965	0
Shares issued for services	18,000	25,000	18,000
Changes in non-cash working capital items:
Accounts receivable	0	(1,000)	(150)
Accounts payable and accrued liabilities	0	16,336	12,304
Due to related parties	1,284	(1,358)	1,358
Deferred revenue	300	0	0
Net cash used in operating activities	(17,502)	(258,608)	(45,690)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of software	(15,750)	(39,250)	(18,250)
Net cash used in investing activities	(15,750)	(39,250)	(18,250)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares issued	36,735	74,000	145,812
Proceeds from convertible debt	0	260,000	0
Convertible debt issuance costs	0	(28,250)	0
Collection of subscription receivable	0	16,500	0
Net cash provided by financing activities	36,735	322,250	145,812
Net increase (decrease) in cash	3,483	24,392	81,872
Cash at beginning of the period	0	81,872	0
Cash at end of the period	3,483	106,264	81,872
Non-cash investing and financing activities:
Software included in accounts payable and accrued liabilities	0	5,000	3,250
Shares issued with convertible debt	0	33,000	0
Warrants issued with convertible debt	0	88,818	0
Equity portion of convertible debts	0	124,453	0
Shares issued included in subscriptions receivable	$ 0	$ 0	$ 24,500